SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Share base compensation				$ 402		$ 456
Directors compensation and fees to officers		$ 27	$ 57	83	123	96	17
Financial expenses related to convertible loan		(582)	(237)	(575)	(1,034)	(333)
Short term loan granted to others		17		17		15
Convertible notes						1,431	773
Accounts payable						20	312
Accrued compensation						838
Related to convertible loan terms		582	237	575	1,034	333
Current Assets		284		284		349	2,649
Short term loan		80		80
Convertible notes							773
Current Liabilities		1,618		1,618		1,064	1,702
Convertible notes		1,704		1,704		1,431
Current Assets [Member]
Related Party Transaction [Line Items]
Short term loan granted to others		17		17		15
Current Assets		17		17		15
Current Liabilities [Member]
Related Party Transaction [Line Items]
Accrued compensation		1,326		1,326		838
Short term loan		80		80
Convertible notes						1,431
Accounts payable		26		26		20
Current Liabilities		1,432		1,432		2,289
Non Current Liabilities [Member]
Related Party Transaction [Line Items]
Convertible notes		1,704		1,704
Related Party [Member]
Related Party Transaction [Line Items]
Directors compensation and fees to officers						74
Interest on loan	[1]
Research and Development Expense [Member] | Directors Compensation and Fees to Officers [Member]
Related Party Transaction [Line Items]
Directors compensation and fees to officers		26		81	24
Research and Development Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Fees to officers						48
Other expenses						26
General and Administrative Expense [Member] | Directors Compensation and Fees to Officers [Member]
Related Party Transaction [Line Items]
General and administrative expenses		444	1,042	791	1,225
General and Administrative Expense [Member] | Share Based Compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses		305	872	349	872
General and Administrative Expense [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share base compensation						404
Directors compensation and fees to officers						919	496
Financial expenses related to convertible loan						1,129	287
Related to convertible loan terms						$ (1,129)	$ (287)
Financing Expenses [Member]
Related Party Transaction [Line Items]
Financial expenses related to convertible loan		582	237	575	1,034
Related to convertible loan terms		$ (582)	$ (237)	$ (575)	$ (1,034)

[1]	Less